Schedule of Common Shares Subject to Redemption (Details) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Accounting Policies [Abstract]
Gross proceeds			$ 115,000,000
Proceeds allocated to Public Warrants			(1,016,600)
Proceeds allocated to Public Rights			(1,329,317)
Common Stock issuance costs			(8,304,420)
Remeasurement of carrying value to redemption value	$ 939,518		12,476,505
Common shares subject to possible redemption	$ 117,765,686		$ 116,826,168